Other financial assets and other non-current assets - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Nov. 16, 2021	Dec. 31, 2021	Dec. 31, 2022	Apr. 29, 2022	Aug. 09, 2021
Other financial assets and other non-current assets
Percentage of voting interests acquired				70.00%
Investments in equity instruments designated at fair value through other comprehensive income		€ 2,605	€ 2,820
Carrying amount of interest in associate		8,445	33,888
Increase equity through issue		546,630
NBA Partnership Agreement
Other financial assets and other non-current assets
Agreement term	8 years
Vested warrants recognized at the grant date	20.00%
Increase equity through issue	€ 35,305
Gameradar
Other financial assets and other non-current assets
Percentage of voting interest acquired					14.40%
Investments in equity instruments designated at fair value through other comprehensive income		€ 2,605	€ 2,820